Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs, PR Asset Portfolio 2013-1 International, LLC and PRLP 2011 Holdings, LLC and max exposure to loss) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 12,874	$ 26,263
Liabilities	(10,501)	(9,692)
Net assets	2,373	16,571
Maximum exposure to loss	2,373	16,571
PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	7,199	9,167
Liabilities	(20)	(1,127)
Net assets	7,179	8,040
Maximum exposure to loss	7,179	8,040
Loan | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	3,866
Loan | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	0
Advances Working Capital Line | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	1,391
Advances Working Capital Line | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	0
Advances Advance Facility | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	2,475
Advances Advance Facility | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	0
Accrued Income Receivable | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	19
Accrued Income Receivable | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	0	0
Equity Method Investments | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	12,874	22,378
Equity Method Investments | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	7,199	9,167
Deposits | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	(10,501)	(9,692)
Deposits | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (20)	$ (1,127)